Accounts receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts receivable
10.	Accounts receivable

	2019	2018
Credit cards	$64,596	$56,446
Travel agencies and airlines clearing house	31,087	32,978
Cargo and other travel agencies	19,389	11,766
Government	8,031	6,342
Trade receivables from related parties	147	223
Other	14,250	14,533

	137,500	122,288
Allowance for expected credit losses	(5,579)	(5,057)

	$131,921	$117,231

Current	129,781	116,054
Non-current	2,139	1,177

	$131,920	$117,231

Trade receivables are non-interest bearing and have maturities between
30 to 90 days.
See detail of trade receivables from related parties in note 23.
As of December 31, 2019, the Company maintain
s
a non-current account receivable with a government institution in the amount of $2.1 million net of the expected credit losses (2018: $1.2 million).
The category “Other” mainly includes receivables from miles partners and employees accounts.
The movement in the allowance for expected credit losses in respect of accounts receivable during the year was as follows
.

	2019	2018	2017
Balance at beginning of year	$(5,057)	$(3,673)	$(3,739)
Adjustment on initial application of IFRS 9	—	(624)	—

Balance at beginning of year under IFRS 9	(5,057)	(4,297)	(3,739)

Additions	(744)	(1,311)	(879)
Write-offs	222	551	945

Balance at end of year	$(5,579)	$(5,057)	$(3,673)

The information about the credit exposures
is
disclosed in
n
ote 28.3.